Risks and Uncertainties - Loan Repurchase Reserve Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loan Repurchase Reserve [Roll Forward]
Loan Repurchase Reserve	$ 21,832	$ 21,070	$ 26,745	$ 17,540	$ 17,540	$ 7,438
Provision (Recovery) For Loan Repurchase Reserve	866	11,683	178	25,125	33,518	13,780
Loan Repurchase Reserve, Write Offs	(945)	(9,754)	(5,170)	(19,667)	(24,313)	(3,678)
Loan Repurchase Reserve	$ 21,753	$ 22,999	$ 21,753	$ 22,999	$ 26,745	$ 17,540